Santander Group - Off-shore territories (Details) - Off-shore entities	12 Months Ended
	Dec. 31, 2020 branch item subsidiary	Dec. 31, 2019 branch subsidiary
Disclosure of detailed information about business combination [line items]
Number of branches | item	3
Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | subsidiary	2	3
Number of branches	3	4
OECD
Disclosure of detailed information about business combination [line items]
Number of subsidiaries	0	0
Number of branches	0	0
European Commission Blacklist
Disclosure of detailed information about business combination [line items]
Number of subsidiaries	0	1
Number of branches	0	2
Jersey | Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | subsidiary	1
Number of branches	1
Jersey | European Commission Blacklist
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | subsidiary		1
Isle Of Man
Disclosure of detailed information about business combination [line items]
Number of branches | item	1
Isle Of Man | Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | subsidiary	1
Number of branches	1
Cayman Islands
Disclosure of detailed information about business combination [line items]
Number of branches | item	1
Number of operating branches	1
Number of closed branches	1
Cayman Islands | Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of branches	1
Guernsey
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident | subsidiary	2
Bermuda
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident | subsidiary	1
Panama | European Commission Blacklist
Disclosure of detailed information about business combination [line items]
Number of subsidiaries | subsidiary		1